Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Product sales	$ 38,047	$ 30,020	$ 15,001
Sublicensing revenue from a related party	5,000
Lease income from a related party	60	148	140
Total revenues	43,107	30,168	15,141
Total costs of revenues	15,827	12,557	9,508
Gross Profit	27,280	17,611	5,633
Operating expenses:
Research and development	15,996	14,422	11,470
General and administrative	23,449	23,701	19,661
Selling and marketing	14,326	14,705	7,815
Acquired in-process research and development		6,555	17,828
Loss (gain) on disposal of assets	2,058	65	(1,152)
Foreign exchange loss (gain)	(3,241)	(321)	1,255
Impairment of intangible assets	8,724		1,537
Total operating expenses	61,312	59,127	58,414
Loss from operations	(34,032)	(41,516)	(52,781)
Non-operating income (expense):
Interest income, net	127	321	866
Other income	44	558	82
Change in fair value of investments	(8,895)	5,660	4,322
Gain from sale of an equity investment	5,325
Impairment loss of long-term investments		(865)
Loss before income tax expense and share of net loss in an equity investee	(37,431)	(35,842)	(47,511)
Income tax expense	(1,980)	0	0
Net loss before share of net loss in an equity investee	(39,411)	(35,842)	(47,511)
Share of net loss in an equity investee	(846)
Net loss	(40,257)	(35,842)	(47,511)
Less: loss attributable to redeemable noncontrolling interest	(8,740)	(700)	(918)
accretion to redeemable noncontrolling interest redemption value	9,497	1,512	1,694
Net loss attributable to CASI Pharmaceuticals, Inc.	$ (41,014)	$ (36,654)	$ (48,287)
Net loss per share (basic)	$ (3.01)	$ (2.69)	$ (4.37)
Net loss per share (diluted)	$ (3.01)	$ (2.69)	$ (4.37)
Weighted average number of ordinary shares outstanding (basic)	13,647,455	13,610,441	11,045,119
Weighted average number of ordinary stock outstanding (diluted)	13,647,455	13,610,441	11,045,119
Comprehensive loss:
Net loss	$ (40,257)	$ (35,842)	$ (47,511)
Foreign currency translation adjustment	(4,513)	1,977	3,904
Total comprehensive loss	(44,770)	(33,865)	(43,607)
Less: Comprehensive loss attributable to redeemable noncontrolling interest	(10,596)	(88)	(331)
Comprehensive loss attributable to ordinary shareholders	$ (34,174)	$ (33,777)	$ (43,276)